Decommissioning provision (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Schedule of Changes in Decommissioning Provision
	December 31,	December 31,
	2020	2019

Provisions, beginning of year	$7,765	$3,791
Acquisition of Pershing Gold	-	1,223
Decommissioning costs and change in estimates	348	2,541
Accretion on decommissioning provision	166	210
Provisions, end of year	$8,279	$7,765